Income taxes - Components of Tax Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Current tax
Tax expense for current year	$ 4,893	$ 3,673
Adjustments for prior years	(92)	(106)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(16)	(25)
Current tax expense income after adjustments	4,785	3,542
Deferred tax
Origination and reversal of temporary difference	(216)	(655)
Effects of changes in tax rates	(4)	6
Adjustments for prior years	74	98
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(58)	(39)
Deferred tax expense income after adjustments	(204)	(590)
Income taxes (recoveries)	4,581	2,952
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(35)	43
Provision for credit losses recognized in income		3
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(28)	(56)
Unrealized foreign currency translation gains (losses)	1	5
Net foreign currency translation gains (losses) from hedging activities	591	(138)
Reclassification of losses (gains) on net investment hedging activities to income		7
Net gains (losses) on derivatives designated as cash flow hedges	485	(410)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	97	27
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	20	(93)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	17	6
Remeasurements of employee benefit plans	796	(20)
Share-based compensation awards	(17)	7
Distributions on other equity instruments and issuance costs	(42)	(12)
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity	1,885	(631)
Total income taxes	$ 6,466	$ 2,321